Income Tax: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Details Textabstract [Abstract]
Income tax recorded by the Company	$ 0	$ 0	$ 0